Federated Hermes International Growth Fund
Portfolio of Investments
August 31, 2022 (unaudited)
Shares			Value in U.S. Dollars
		COMMON STOCKS—96.9%
		Argentina—0.9%
29,442	[1]	Globant S.A.	$6,205,490
		Australia—1.3%
225,948		Wisetech Global Ltd.	8,962,885
		Austria—0.8%
60,218		Verbund AG	5,758,774
		Belgium—1.3%
24,904	[1]	Argenx SE, ADR	9,410,474
		Brazil—2.2%
1,331,411	[1]	3R Petroleum Oleo e Gas S.A.	9,568,941
854,963		Petroleo Brasileiro S.A.	6,108,522
		TOTAL	15,677,463
		Canada—4.5%
289,965	[1]	Aritzia, Inc.	9,431,838
260,131	[2]	Boralex, Inc., Class A	9,804,305
257,772		Cameco Corp.	7,514,054
18,437	[1]	Lululemon Athletica, Inc.	5,530,363
		TOTAL	32,280,560
		Chile—1.1%
80,761		Sociedad Quimica Y Minera de Chile, ADR	8,050,256
		China—9.3%
667,281	[1]	Alibaba Group Holding Ltd.	7,945,294
785,400		Ganfeng Lithium Co. Ltd.	6,892,826
916,862		GoerTek, Inc.	4,307,635
354,900		Hangzhou Tigermed Consulting Co. Ltd.	3,515,083
105,928		JD.com, Inc.	3,352,385
399,400	[1]	Meituan	9,570,905
1,259,200		Nari Technology Development Co. Ltd.	4,998,861
360,744		Tencent Holdings Ltd.	14,941,265
737,957	[1]	Wuxi Biologics (Cayman), Inc.	6,503,644
3,880,000		Zijin Mining Group Co. Ltd.	4,385,794
		TOTAL	66,413,692
		Denmark—2.4%
267,960	[1]	Alk-Abello A/S	4,984,451
121,559		GN Store Nord A/S	3,437,151
83,082		Novo Nordisk A/S, ADR	8,815,000
		TOTAL	17,236,602
		Finland—1.0%
138,744		Neste Oyj	6,842,433
		France—4.7%
195,140		Dassault Systemes SA	7,527,208
12,777		LVMH Moet Hennessy Louis Vuitton SA	8,264,145
114,021		Sanofi, ADR	4,678,282
15,488		Sartorius Stedim Biotech	5,668,669
25,655		Teleperformance	7,315,779
		TOTAL	33,454,083

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Germany—1.6%
139,488		Friedrich Vorwerk Group SE	$3,519,651
7,348		Rational AG	3,964,469
41,817		SAP SE, ADR	3,563,645
		TOTAL	11,047,765
		Hong Kong—1.1%
774,237		AIA Group Ltd.	7,466,514
		India—2.5%
69,767		HDFC Bank Ltd., ADR	4,259,275
409,942		Reliance Industries Ltd.	13,410,760
		TOTAL	17,670,035
		Ireland—1.9%
39,637	[1]	ICON PLC	8,317,032
96,251		Kingspan Group PLC	5,454,270
		TOTAL	13,771,302
		Israel—2.4%
45,321	[1]	CyberArk Software Ltd.	6,538,914
37,131	[1]	Solaredge Technologies, Inc.	10,247,042
		TOTAL	16,785,956
		Italy—2.7%
891,773		Davide Campari-Milano N.V.	8,754,007
494,223		Infrastrutture Wireless Italiane S.p.A.	4,595,739
226,296		Tenaris S.A., ADR	6,182,407
		TOTAL	19,532,153
		Japan—13.5%
243,000		Daiichi Sankyo Co. Ltd.	7,276,589
126,500		Denso Corp.	6,889,807
78,341		Hoya Corp.	7,956,771
28,217		Keyence Corp.	10,621,607
44,812		Lasertec Corp.	6,176,315
171,350		Murata Manufacturing Co. Ltd.	9,242,655
116,112		Nidec Corp.	7,720,821
589,708		Olympus Corp.	12,704,960
992,500	[1]	Renesas Electronics Corp.	9,342,255
19,672		SMC Corp.	9,335,897
154,200		Tokio Marine Holdings, Inc.	8,632,205
		TOTAL	95,899,882
		Netherlands—4.2%
99,378	[1]	Alfen Beheer B.V.	11,255,700
22,851		ASML Holding N.V., ADR	11,195,619
79,507		Heineken N.V.	7,167,884
		TOTAL	29,619,203
		Nigeria—0.7%
3,152,328		Airtel Africa PLC	4,841,654
		Norway—2.0%
227,467		Aker BP ASA	7,960,973
287,060		Tomra Systems ASA	6,543,416
		TOTAL	14,504,389
		Poland—1.2%
119,488	[1]	Dino Polska S.A.	8,716,785

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Saudi Arabia—0.8%
302,026		Saudi National Bank	$5,601,986
		Singapore—2.8%
842,188		DBS Group Holdings Ltd.	19,598,266
		South Africa—0.9%
775,026		Gold Fields Ltd.	6,229,033
		South Korea—3.3%
63,091		KakaoBank Corp.	3,427,097
128,390		Korea Aerospace Industry	5,829,491
32,304		Samsung SDI Co. Ltd.	14,307,327
		TOTAL	23,563,915
		Sweden—2.9%
93,167	[3]	MIPS AB	4,196,574
817,315		Swedish Match AB	8,208,226
205,415		Vitrolife AB	4,902,102
169,134	[1]	Xvivo Perfusion AB	2,949,339
		TOTAL	20,256,241
		Switzerland—6.2%
181,789		Alcon, Inc.	11,939,902
4,507		Barry Callebaut AG	9,213,768
126,110		Nestle S.A.	14,768,730
37,911		Sika AG	8,484,974
		TOTAL	44,407,374
		Taiwan—2.8%
173,000		MediaTek, Inc.	3,762,870
197,605		Taiwan Semiconductor Manufacturing Co. Ltd., ADR	16,470,377
		TOTAL	20,233,247
		Thailand—1.2%
4,336,800	[1]	Airports of Thailand Public Co. Ltd.	8,646,011
		United Kingdom—11.7%
136,415		Ashtead Group PLC	6,700,423
445,177		AstraZeneca PLC, ADR	27,770,141
1,037,879		Burford Capital Ltd.	9,693,790
611,326		Compass Group PLC	13,148,281
1,145,948	[1]	Darktrace PLC	6,793,633
56,720	[1]	Endava PLC, ADR	5,728,720
423,501		Entain PLC	6,243,029
131,031		InterContinental Hotels Group PLC	7,103,749
		TOTAL	83,181,766
		Vietnam—1.0%
2,826,133		Vinhomes Joint Stock Company	7,329,959
		TOTAL COMMON STOCKS (IDENTIFIED COST $594,045,220)	689,196,148
		INVESTMENT COMPANIES—4.3%
9,887,500		Federated Hermes Government Obligations Fund, Premier Shares, 2.16%[4]	9,887,500

Shares		Value in U.S. Dollars
	INVESTMENT COMPANIES—continued
20,407,794	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 2.25%[4]	$20,401,671
	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $30,283,824)	30,289,171
	TOTAL INVESTMENT IN SECURITIES—101.2% (IDENTIFIED COST $624,329,044)	719,485,319
	OTHER ASSETS AND LIABILITIES - NET—(1.2)%[5]	(8,406,366)
	TOTAL NET ASSETS—100%	$711,078,953
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended August 31, 2022, were as follows:
	Federated Hermes Government Obligations Fund, Premier Shares*	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares	Total of Affiliated Transactions
Value as of 5/31/2022	$7,886,930	$30,904,393	$38,791,323
Purchases at Cost	$13,078,016	$38,057,429	$51,135,445
Proceeds from Sales	$(11,077,446)	$(48,561,636)	$(59,639,082)
Change in Unrealized Appreciation/Depreciation	NA	$3,121	$3,121
Net Realized Gain/(Loss)	NA	$(1,636)	$(1,636)
Value as of 08/31/2022	$9,887,500	$20,401,671	$30,289,171
Shares Held as of 08/31/2022	$9,887,500	20,407,794	30,295,294
Dividend Income	$15,639	$107,863	$123,502
*
All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.
1
Non-income-producing security.
2
All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
Market Value of Securities Loaned	Collateral Received
$9,422,469	$9,887,500
3
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At August 31, 2022, these restricted securities amounted to $4,196,574, which represented 0.6% of total net assets.
Additional information on restricted securities held at August 31, 2022, is as follows:
Security	Acquisition Date	Acquisition Cost	Value
MIPS AB	10/2/2019	$1,483,357	$4,196,574
4
7-day net yield.
5
Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at August 31, 2022.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
◾ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Trustees (the “Trustees”).
◾ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
◾ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

◾ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Global Investment Management Corp. (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
◾ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
◾ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
◾ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of August 31, 2022, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
International	$207,024,389	$482,171,759	$—	$689,196,148
Investment Companies	30,289,171	—	—	30,289,171
TOTAL SECURITIES	$237,313,560	$482,171,759	$—	$719,485,319
The following acronym(s) are used throughout this portfolio:
ADR	—American Depositary Receipt